Share-based compensation - Schedule of fair value assumptions of share options granted (Details) - Stock options	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares	Dec. 31, 2019 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected life (years) | Year			5
Expected volatility		120.00%	100.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 1.96	$ 3.75	$ 6.45
Exercise price	$ 1.70	$ 3.68	$ 7.17
Risk free interest rate	0.34%	0.27%	1.24%
Expected life (years) | Year	2	4
Expected volatility	116.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price	$ 2.85	$ 9.54	$ 75.38
Exercise price	$ 4.25	$ 9.80	$ 75.38
Risk free interest rate	1.10%	1.55%	1.90%
Expected life (years) | Year	6	9
Expected volatility	132.00%